Investment Properties	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Investment Properties
8	INVESTMENT PROPERTIES

Buildings RMB million
Cost
As at 1 January 2020	12,898
Additions	2,487

As at 31 December 2020	15,385

Accumulated depreciation
As at 1 January 2020	(757)
Additions	(411)

As at 31 December 2020	(1,168)

Net book value
As at 1 January 2020	12,141

As at 31 December 2020	14,217

Fair value
As at 1 January 2020	14,870

As at 31 December 2020	17,285

Buildings RMB million
Cost
As at 1 January 2019	10,227
Additions	3,022
Deductions	(351)

As at 31 December 2019	12,898

Accumulated depreciation
As at 1 January 2019	(480)
Additions	(325)
Deductions	48

As at 31 December 2019	(757)

Net book value
As at 1 January 2019	9,747

As at 31 December 2019	12,141

Fair value
As at 1 January 2019	12,449

As at 31 December 2019	14,870

The Company leases part of its investment properties to its subsidiaries and charges rentals based on the areas occupied by the respective entities. These properties are categorised as property, plant and equipment of the Group in the consolidated statement of financial position.
The Group has no restrictions on the use of its investment properties and no contractual obligations to each investment property purchased, constructed or developed or for repairs, maintenance and enhancements.
As at 31 December 2020, the net book value of investment properties which were in process to obtain title certificates was RMB1,044 million (as at 31 December 2019: RMB5,809 million).
The fair value of investment properties of the Group as at 31 December 2020 amounted to RMB17,285 million (as at 31 December 2019: RMB14,870 million), which was estimated by the Group having regards to valuations performed by independent appraisers. The investment properties were classified as Level 3 in the fair value hierarchy.
The Group uses the market comparison approach as its primary method to estimate the fair value of its investment properties. Under the market comparison approach, the estimated fair value of a property is based on the average sale price of comparable properties recently sold, with consideration of the comprehensive adjustment coefficient, which is composed of a number of adjusting factors, including the time and the conditions of sale, the geographical location, age, decoration, floor area, lot size of the property and other factors.
Under the market comparison approach, an increase (decrease) in the comprehensive adjustment coefficient will result in an increase (decrease) in the fair value of investment properties.